UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   Form N-CSR

         CERTIFIED AMENDED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05992


                     JAPAN SMALLER CAPITALIZATION FUND, INC.

           2 World Financial Center, Building B, New York, N.Y. 10281

                       Nomura Asset Management U.S.A. Inc.
           2 World Financial Center, Building B, New York, N.Y. 10281

Registrant's telephone number, including area code: (800) 833-0018

Date of fiscal year end:   February 28, 2006

Date of reporting period:  August 31, 2005

ITEM 1. REPORT TO SHAREHOLDERS

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                    JAPAN SMALLER CAPITALIZATION FUND, INC.


                                                               October 25, 2005


To Our Shareholders:

     We present the Semi-Annual Report of Japan Smaller Capitalization Fund, Inc. (the "Fund") for the six months ended August 31, 2005.

     The Net Asset Value per share ("NAV") of the Fund increased by 6.4% during the six months. The closing market price of the Fund on August 31, 2005, on the New York Stock Exchange was $13.50 representing a premium of 9.5% to the NAV of $12.33. The net assets of the Fund amounted to $195,334,803 on August 31, 2005.

     The Fund's benchmark--the Russell/ Nomura Small Cap(TM) Index--increased by 3.8% in United States (U.S.) dollar terms*. The TOPIX, consisting of all companies listed on the First Section of the Tokyo Stock Exchange (the "TSE"), increased by 1.6% and the Nikkei Average Index, a price- weighted index of the 225 leading stocks on the TSE, decreased by 0.5% in U.S. dollar terms for the six months ended August 31, 2005. The Japanese yen ("Yen") depreciated by 6.3% against the U.S. dollar during the period.

     During the six months ended August 31, 2005, the Fund outperformed the Russell/Nomura Small Cap(TM) Index, by 2.6%. Stock attribution analysis shows that some holdings in the wholesale sector, such as Yamazen Corporation and Sumikin Bussan Corp. contributed to the relative performance. Stock holdings from other sectors, such as Mitsubishi Steel Manufacturing, Sanyo Special Steel Co., Ltd., and Cosmo Oil Company, Ltd. also had a positive influence on the relative performance.

     *Effective August 31, 2004, the Russell/Nomura Small Cap(TM) Index, re-placed the Nikkei JASDAQ Average Index as the Fund's benchmark because the manager believes the Russell/Nomura Small Cap(TM) Index is more representative of the securities in which the Fund invests and better represents the Fund's objectives. The Russell/Nomura Small Cap(TM) Index represents approximately 15% of the total market capitalization of the Russell/Nomura Total Market(TM) Index. It measures the performance of the smallest Japanese equity securities in the Russell/Nomura Total Market(TM) Index. Currently, there are approximately 1,300 securities in the Russell/Nomura Small Cap(TM) Index.


The Portfolio

     Equity holdings represented 98.9% of the Funds net assets at August 31, 2005. The Fund was diversified into 120 issues, of which 81 were TSE First Section stocks, 13 were TSE Second Section stocks, 20 were JASDAQ stocks and six were other smaller capitalization stocks, comprising 67.9%,

9.5%, 17.0% and 4.5%, respectively, of net assets on August 31, 2005.


Market Review:

     The Russell/Nomura Small Cap(TM) Index gained 10.2% in local currency terms for the six months ended August 31, 2005. The Russell/Nomura Small Cap(TM) Index outperformed the broad Japanese stock market TOPIX index, which appreciated by 8.0% in local currency terms during this time period.

     The broad Japanese stock market posted a small gain in March. Strong U.S. February employment data and subsequent gains on Wall Street helped Japanese stocks to extend their rally into the early part of the month. Global financial markets later became nervous as the U.S. Federal Reserve hinted at a tightening bias in its monetary policy due to creeping inflationary pressure. This, together with profit taking pressure that intensified towards the financial year-end, sent Japanese stock prices lower.

     Although most Japanese stocks extended their gains at the beginning of April, reflecting favorable machinery order results and lower oil prices, the market suffered a precipitous decline from the middle of the month onwards. Weak retail sales and housing investment data from the U.S. raised growth concerns, while continued monetary tightening exacerbated the U.S. stock market decline.

     In May, Japanese small capitalization stocks lagged behind the large capitalization stock market. One reason was the increase in the number of shares outstanding caused by the trend towards stock-splits, which resulted in deteriorating demand-supply conditions. Across the broad Japanese stock market, this moderate return was supported by gains in the U.S. stock markets and helped by the U.S. dollar's recovery against the Japanese Yen.

     Japanese stocks gradually extended their gains during June, assisted by a sense of relief among investors following the announcement of earnings results and renewed optimism towards the business outlook. Small capitalization stocks outperformed the large capitalization stock market in June even though individual investors, who had earlier driven demand for these stocks, became net sellers. However, the decline in U.S. Treasury bond and Japanese government bond yields possibly indicates increased global market liquidity and a possible increase in the risk taking capacity of individual investors.

     The broad Japanese stock market climbed steadily throughout July as the TOPIX index recorded a new high for the year. Rising U.S. stock markets, followed by positive corporate earnings results and favorable macroeconomic announcements, also garnered support for Japanese stocks. The small capitalization stock market outperformed large capitalization stocks this month, partly due to interest from foreign investors who were also encouraged by gains in the U.S. stock markets. Domestic investment trusts also became net buyers this month, while individual investors became net sellers. The broad stock market environment was positive throughout July owing to increased global market liquidity and a possible increase in the risk taking capacity of individual investors.

     In August, the Japanese stock market made strong and steady progress, while the TOPIX index reached its highest level since August 2001. A continuing succession of favorable domestic macroeconomics results helped to reinforce investor confidence in the economic recovery. The decision to call a general election had little impact on the market due to expectations of policy continuity, while the ongoing surge in oil prices was also neutral for equities because of Japan's relatively low oil dependency compared with the size of the local economy. Small capitalization stocks underperformed large capitalization stocks this month, partly because major banks, as the proxy for a domestic-demand driven recovery, achieved the best returns.


Outlook and Strategy

     Encouraged by signs of improving economic fundamentals over recent months, the Fund has upgraded GDP forecasts for the Japanese economy to 2% and 1.7% for fiscal years 2005 and 2006. Previous forecasts were 1.7% and 1.6%, respectively. The substantial boost to the current fiscal year outlook owes much to indications that the Japanese domestic economy was on a reasonably solid footing while the recent slowdown in exports had turned out to be short-lived, as illustrated by the positive tone of the recent OECD leading indicators.

     Given this broad economic improvement, the Fund can expect some eventual changes to monetary policy, perhaps by the middle of next year. Although deflation is still present in the latest CPI data, the trend is now firmly moving in the direction of price stability, with a possible return to positive CPI growth over the next few months. Observing this development, the BOJ is likely to modify its quantitative easing policy with a move to higher overnight interest rates, while long-term bond yields could also climb to a higher range of 1.5% to 2.0% amid an improving economic climate.

     Meanwhile, fiscal policy will depend on the outcome of the forthcoming lower house general election. Support ratings for Prime Minister Koizumi's LDP coalition have been high recently, and this implies further policy continuity, which should at least be neutral for equities. However, if the election results in a hung parliament or a victory for the opposition Democratic Party of Japan, there should be some significant interim volatility due either to policy paralysis or the prospect of a more fiscally conservative policy.

     It is hard to ignore the consequences of record oil prices, but Japan is far less vulnerable than many other markets. In terms of the direct impact, Japan has a low oil dependency relative to the size of its economy despite its need to import most of its fossil fuel requirements. Retail petroleum prices have also increased by a relatively small percentage due to the high tax component, while U.S. gasoline prices have doubled. It is therefore the indirect impact on overseas demand that is likely to prove the main chal-lenge in relation to high oil prices.

     Meanwhile, corporate fundamentals continue to improve. Corporate earnings for the quarter ended June 30, 2005 were stronger than expected, although companies have maintained their full year forecasts. How-ever, despite the somewhat conservative mood, the projections are likely to be upgraded eventually. Leading sectors, such as basic materials, machinery, and automobiles are likely to remain dominant for the time being. Meanwhile, companies within the electronics sector will continue to struggle amid an intensely competitive environment despite the prospect of a cyclical upturn in demand.


     We appreciate your continuing support of your Fund.

                                        Sincerely,



                                        Hiroshi Terasaki
                                        President




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AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
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                                 PROXY VOTING

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free 1-800-833-0018; and (2) on the Securities and Exchange Commission's web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling toll-free 1-800-833-0018; and (2) on the Securities and Exchange Commission's web site at http://www.sec.gov.
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                       SHAREHOLDERS ACCOUNT INFORMATION

     Shareholders whose accounts are held in their own name may contact the Fund's transfer agent, Equiserve Trust Company, N.A. at (800) 426-5523 for information concerning their accounts.
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                               INTERNET WEBSITE

     Nomura Asset Management U.S.A. Inc. has established an Internet website which highlights its history, investment philosophy and process and products, which includes the Fund. The Internet web address is www.nomura.com. We invite you to view the Internet website.
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


                   JAPAN SMALLER CAPITALIZATION FUND, INC.

                       FUND HIGHLIGHTS--AUGUST 31, 2005

KEY STATISTICS
    Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . $195,334,803
    Net Asset Value per Share . . . . . . . . . . . . . . . . .  .       $12.33
    Closing NYSE Market Price  . . . . . . . . . . . . . . . . . .       $13.50
    Percentage Change in Net Asset Value per Share*+ . . . . . . .         6.4%
    Percentage Change in NYSEMarket Price*+  . . . . . . . . . . .        10.7%

MARKET INDICES
    Percentage change in market indices:*
                                                                          YEN        U.S.$
                                                                          ---        -----
    Russell/Nomura Small Cap(TM) Index . . . . . . . . . . . . . .      12.4%         3.8%
    TOPIX  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       8.0%         1.6%
    Nikkei Average . . . . . . . . . . . . . . . . . . . . . . . .       5.7%        (0.5%)
    *From March 1, 2005 through August 31, 2005.
    +Reflects the percentage change in share price.

ASSET ALLOCATION
    Japanese Equities
      TSE First Section Stocks . . . . . . . . . . . . . . . . . .           67.9%
      JASDAQ Stocks  . . . . . . . . . . . . . . . . . . . . . . .           17.0%
      TSE Second Section Stocks . . .  . . . . . . . . . . . . . .            9.5%
      Other Smaller Capitalization Stocks  . . . . . . . . . . . .            4.5%
    Cash and Cash Equivalents  . . . . . . . . . . . . . . . . . .            0.9%
                                                                            ------
    Total Investments  . . . . . . . . . . . . . . . . . . . . . .           99.8%
    Other Assets less Liabilities, Net . . . . . . . . . . . . . .            0.2%
                                                                            ------
        Net Assets   . . . . . . . . . . . . . . . . . . . . . . .          100.0%
                                                                            ======

INDUSTRY DIVERSIFICATION                     % of                                                        % of
                                         Net Assets                                                   Net Assets
                                         ----------                                                   ----------
Miscellaneous Manufacturing . . . . . . .   11.7                 Banks and Finance . . . . . . . . . .    4.5
Machinery and Machine Tools . . . . . . .   10.8                 Information and Software  . . . . . .    3.5
Wholesale . . . . . . . . . . . . . . . .    9.3                 Iron and Steel  . . . . . . . . . . .    2.6
Electronics . . . . . . . . . . . . . . .    9.1                 Oil and Gas . . . . . . . . . . . . .    2.2
Retail  . . . . . . . . . . . . . . . . .    8.3                 Telecommunications . . .. . . . . . .    1.9
Services  . . . . . . . . . . . . . . . .    7.5                 Textiles and Apparel. . . . . . . . .    1.4
Automotive Equipment and Parts  . . . . .    7.3                 Electric  . . . . . . . . . . . . . .    1.3
Food Manufacturing  . . . . . . . . . . .    5.5                 Restaurants . . . . . . . . . . . . .    1.1
Real Estate and Warehouse . . . . . . . .    5.3                 Transportation  . . . . . . . . . . .    0.9
Chemicals and Pharmaceuticals . . . . . .    4.7



                                    TEN LARGEST EQUITY HOLDINGS BY MARKET VALUE
                                                                                           Market         % of
Security                                                                                    Value     Net Assets
--------                                                                                 -----------  -----------
Meiko Electronics Co., Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $4,280,402      2.2
Hitachi Construction Machinery Co., Ltd.  . . . . . . . . . . . . . . . . . . . . . . .    4,015,218      2.1
Dowa Mining Co., Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4,010,121      2.1
Sumikin Bussan Corp. . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . . . .    3,428,984      1.8
Musashi Seimitsu Industry Co., Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . .    3,403,527      1.7
Mani, Inc. . . . . . . . . .  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3,325,317      1.7
Yuasa Trading Co., Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3,299,139      1.7
Nittan Valve Co., Ltd.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3,127,599      1.6
Sanyo Shinpan Finance Co., Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3,099,905      1.6
Ryohin Keikaku Co., Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3,049,930      1.6






                    JAPAN SMALLER CAPITALIZATION FUND, INC.

                      SCHEDULE OF INVESTMENTS--Continued

                                AUGUST 31, 2005

                                 (Unaudited)
                                                                                                                          % of
                                                                                                 Market                   Net
                                                                 Shares         Cost              Value                 Assets
                                                                 ------         ----             ------                 -------
EQUITY SECURITIES

Automotive Equipment and Parts
F.C.C. Co., Ltd.  . . . . . . . . . . . . . . .. . . . . .       47,000     $ 1,809,003       $ 1,827,342                 0.9
  Clutches and facings
Musashi Seimitsu Industry Co., Ltd.  . . . . . . . . . . .      137,700       1,559,126         3,403,527                 1.7
  Ball joints, camshafts and gears
Nippon Piston Ring Co., Ltd. . . . . . . . . . . . . . . .      326,000         626,479           852,826                 0.5
  Internal combustion engine parts
Nissin Kogyo Co., Ltd. . . . . . . . . . . . . . . . . . .       29,200         644,363         1,116,846                 0.6
  Brake systems
Nittan Valve Co., Ltd. . . . . . . . . . . . . . . . . . .      381,000       2,524,774         3,127,599                 1.6
  Engine valves
Sanoh Industrial Co., Ltd. . . . . . . . . . . . . . . . .      254,400       1,784,177         1,851,976                 1.0
  Tubes, wires and electrical products
Unipres Corporation .  . . . . . . . . . . . . . . . . . .      219,300       1,840,380         2,023,760                 1.0
                                                                            -----------       -----------              ----------
  Press processed automobile parts
Total Automotive Equipment and Parts . . . . . . . . . . .                   10,788,302        14,203,876                 7.3
                                                                            ------------      ------------             ----------

Banks and Finance
The Bank of Fukuoka, Ltd.  . . . . . . . . . . . . . . . .      303,000       1,632,072         1,921,510                 1.0
  Deposits, loans and exchange transactions
IBJLeasing Company, Limited .  . . . . . . . . . . . . . .       85,500       1,457,738         1,916,625                 1.0
  Leases general machinery, aircrafts and computer
Kansai Urban Banking Corporation . . . . . . . . . . . . .      685,000       1,220,065         1,903,207                 0.9
  General banking services
Sanyo Shinpan Finance Co., Ltd.  . . . . . . . . . . . . .       44,000       2,433,536         3,099,905                 1.6
                                                                            -------------      -----------              ---------
  Consumer financing
Total Banks and Finance .  . . . . . . . . . . . . . . . .                    6,743,411         8,841,247                 4.5
                                                                            -------------      ------------             ---------

Chemicals and Pharmaceuticals
Arisawa Manufacturing Co., Ltd.. . . . . . . . . . . . . .           90           3,402             1,908                 0.0
  Glassfibers and insulating resins
Asahi Denka Co., Ltd.. . . . . . . . . . . . . . . . . . .      178,000       1,875,962         1,979,829                 1.0
  Resin, insulators and processed fat/oil products
C. Uyemura & Co., Ltd..  . . . . . . . . . . . . . . . . .       19,000         265,973           702,720                 0.4
  Chemicals
Hisamistu Pharmaceutical Co., Ltd..  . . . . . . . . . . .      107,500       1,958,519         2,826,778                 1.4
  Pharmaceutical products
Kanto Denka Kogyo Co., Ltd.. . . . . . . . . . . . . . . .       46,000         157,108           155,194                 0.1
  High-pressured gases
Koatsu Gas KogyoCo., Ltd.. . . . . . . . . . . . . . . . .      192,000         966,841           978,576                 0.5
  Natural gas supplier

                                              See notes to financial statements




                                    JAPAN SMALLER CAPITALIZATION FUND, INC.
                                      SCHEDULE OF INVESTMENTS--Continued

                                                AUGUST 31, 2005

                                                  (Unaudited)
                                                                                                                       % of
                                                                                                       Market           Net
                                                                 Shares             Cost                Value        Assets
                                                                 ------             ----               -------      --------
Shizuokagas Co., Ltd. . . . . . . . . . . . . . . . . . . . .   418,000         $ 1,242,332         $ 2,511,281         1.3
                                                                                -----------         -----------      ------
  Natural gas supplier
Total Chemicals and Pharmaceuticals . . . . . . . . . . . . .                     6,470,137           9,156,286         4.7
                                                                                -----------         -----------      ------

Electric
Mirai Industry Co., Ltd.  . . . . . . . . . . . . . . . . . .   246,500           2,331,742           2,568,287         1.3
                                                                                -----------         -----------      ------
  Plastic molded electric materials
Total Electric .  . . . . . . . . . . . . . . . . . . . . . .                     2,331,742           2,568,287         1.3
                                                                                -----------         -----------      ------

Electronics
Alpine Electronics Inc. . . . . . . . . . . . . . . . . . . .    70,000             984,550           1,098,733         0.6
  Automobile audio and video products
Chiyoda Integre Co., Ltd. . . . . . . . . . . . . . . . . . .    38,620             761,792             778,636         0.5
  Electronic components
Cosel Co., Ltd. . . . . . . . . . . . . . . . . . . . . . . .    60,900           1,570,427           1,768,959         0.9
  Electrical machinery
Dainippon Screen Mfg. Co., Ltd. . . . . . . . . . . . . . . .   349,000           1,659,738           2,436,751         1.2
  Electronic components
Elpida Memory, Inc.+ .  . . . . . . . . . . . . . . . . . . .    35,000           1,069,787             994,542         0.5
  Electronic components
Fukuda Denshi Co. . . . . . . . . . . . . . . . . . . . . . .    16,300             385,199             582,274         0.3
  Medical electronic equipment
Iriso Electronics Co., Ltd. ..  . . . . . . . . . . . . . . .    46,520           1,036,411           1,109,490         0.6
  Electronic conectors
Kuroda Electric Co., Ltd. . . . . . . . . . . . . . . . . . .    80,400             688,481           1,461,423         0.7
  Materials and components
Meiko Electronics Co., Ltd. . . . . . . . . . . . . . . . . .   116,300           3,178,148           4,280,402         2.2
  Printed circuit boards
Nitto Kogyo Corporation . . . . . . . . . . . . . . . . . . .    62,000             783,899             788,598         0.4
  Power switchboards
Shinko Electric Industries Co., Ltd.  . . . . . . . . . . . .    42,800           1,120,124           2,366,731         1.2
                                                                               ------------         -----------      ------
  Semiconductor packages
Total Electronics . . . . . . . . . . . . . . . . . . . . . .                    13,238,556          17,666,539         9.1
                                                                               ------------         -----------      ------

Food Manufacturing
Arcs Co., Ltd. .  . . . . . . . . . . . . . . . . . . . . . .        28                 145                 365         0.0
  Supermarket chain
Ariake Japan Co., Ltd.  . . . . . . . . . . . . . . . . . . .    50,083           1,021,687           1,276,302         0.7
  Natural seasonings
J-Oil Mills, Inc. . . . . . . . . . . . . . . . . . . . . . .    63,000             273,259             280,177         0.1
  Cooking oil
Nippon Flour Mills Co., Ltd. .  . . . . . . . . . . . . . . .   166,000             744,002             697,812         0.4
Flour and grain


                                            See notes to financial statements


                                    JAPAN SMALLER CAPITALIZATION FUND, INC.

                                      SCHEDULE OF INVESTMENTS--Continued

                                                AUGUST 31, 2005

                                                  (Unaudited)
                                                                                                                       % of
                                                                                                       Market           Net
                                                                 Shares             Cost                Value        Assets
                                                                 ------             ----               -------      --------
Ozeki Co., Ltd. . . . . . . . . . . . . . . . . . . . . . . .    90,800         $ 2,831,843         $ 2,371,260         1.2
  Supermarket chain
Plenus Co., Ltd.  . . . . . . . . . . . . . . . . . . . . . .    80,960           2,274,633           2,819,048         1.4
  Japanese lunch-boxes
Sansei Foods Co., Ltd. .  . . . . . . . . . . . . . . . . . .    76,800           1,631,040           1,925,975         1.0
  Candy products
Showa Sangyo Co., Ltd.  . . . . . . . . . . . . . . . . . . .   101,000             283,512             285,174         0.2
  Flour
Warabeya Nichiyo Co., Ltd.  . . . . . . . . . . . . . . . . .    67,700           1,380,917           1,031,423         0.5
                                                                               ------------         ------------       -----
  Japanese lunch-boxes
Total Food Manufacturing . .. . . . . . . . . . . . . . . . .                    10,441,038          10,687,536         5.5
                                                                               ------------         ------------       -----

Information and Software
Argo Graphics Inc.  . . . . . . . . . . . . . . . . . . . . .    55,000             717,576           1,463,624         0.8
  Computer aided design software
Jastec Co., Ltd.  . . . . . . . . . . . . . . . . . . . . . .    21,100             386,315             384,484         0.2
  Application software
Kyowa Expo Corporation .  . . . . . . . . . . . . . . . . . .   222,000           1,879,239           2,018,637         0.9
Designs, constructs, maintains communication
and electrical facilities
Sorun Corporation . . . . . . . . . . . . . . . . . . . . . .   253,500           1,655,994           1,692,210         0.9
  Computer software development
Sumisho Computer Systems Corporation  . . . . . . . . . . . .        14                 319                 290         0.0
  Computer software development
Tecmo, Ltd. . . . . . . . . . . . . . . . . . . . . . . . . .   119,100           1,280,616           1,288,177         0.7
                                                                               ------------         ------------       -----
  Computer game software
Total Information and Software .  . . . . . . . . . . . . . .                     5,920,059           6,847,422         3.5
                                                                               ------------         ------------       -----

Iron and Steel
Nakayama Steel Works Ltd. . . . . . . . . . . . . . . . . . .   180,000             752,611             896,306         0.5
  Wire rods, steel bars, and C-shaped steel products
Neturen Co., Ltd. . . . . . . . . . . . . . . . . . . . . . .    47,000             359,948             356,141         0.2
  Metal processors
Sanyo Special Steel Co., Ltd. . . . . . . . . . . . . . . . .   369,000           1,002,042           1,780,840         0.9
  Specialty steel products
Yodagawa Steel Works, Ltd.  . . . . . . . . . . . . . . . . .   329,000           1,868,368           1,958,775         1.0
                                                                               ------------         ------------       -----
  Surface-treated steel sheets and plates
Total Iron and Steel .  . . . . . . . . . . . . . . . . . . .                     3,982,969           4,992,062         2.6
                                                                               ------------         ------------       -----

Machinery and Machine Tools
Hitachi Construction Machinery Co., Ltd.  . . . . . . . . . .   262,600           3,327,283           4,015,218         2.1
  Construction machinery

                                                                 See notes to financial statements



                                    JAPAN SMALLER CAPITALIZATION FUND, INC.

                                      SCHEDULE OF INVESTMENTS--Continued

                                                AUGUST 31, 2005

                                                  (Unaudited)
                                                                                                                       % of
                                                                                                       Market           Net
                                                                 Shares             Cost                Value        Assets
                                                                 ------             ----               -------      --------
Makino Milling Machine Co., Ltd.  . . . . . . . . . . . . . .   375,000         $ 2,198,738         $ 2,736,683          1.4
  Industrial machinery
Nachi-Fujikoshi Corp. . . . . . . . . . . . . . . . . . . . .   750,000           2,163,291           3,010,690          1.5
  Machine tools
NS Tool Co., Ltd..  . . . . . . . . . . . . . . . . . . . . .     3,700             189,778             193,586          0.1
  Industrial cutting tools
NSK Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . .   370,000           1,905,953           1,995,941          1.0
  Metal processors
Shibaura Mechatronics Corporation . . . . . . . . . . . . . .   165,000           1,471,583           1,385,729          0.7
  Semiconductor machinery
Shimadzu Corporation .  . . . . . . . . . . . . . . . . . . .   265,000           1,435,772           1,668,576          0.9
  Precison tools and equipment
Sintokogio, Ltd.  . . . . . . . . . . . . . . . . . . . . . .   226,000           1,826,584           1,924,532          1.0
  Engineering equipment
Tsubaki Nakashima Co., Ltd. . . . . . . . . . . . . . . . . .   141,500           1,755,612           1,982,315          1.0
  Bearing balls, blowers and precision ball screws
Yamazen Corporation . . . . . . . . . . . . . . . . . . . . .   444,000           1,363,157           2,170,836          1.1
                                                                                ------------        ------------      ---------
  Machinery and tools
Total Machinery and Machine Tools . . . . . . . . . . . . . .                    17,637,751          21,084,106         10.8
                                                                                ------------        ------------      ---------

Miscellaneous Manufacturing
Bunka Shutter Co., Ltd. . . . . . . . . . . . . . . . . . . .   169,000             920,496           1,045,817          0.5
  Light and heavy weight shutters
Daikoku Denki Co., Ltd. . . . . . . . . . . . . . . . . . . .    43,000           1,179,552           1,241,261          0.6
  Leisure and recreational products
Dainichi Co., Ltd.  . . . . . . . . . . . . . . . . . . . . .    27,000             203,564             238,934          0.1
  Oil heating equipment
Dowa Mining Co., Ltd. . . . . . . . . . . . . . . . . . . . .   562,000           3,555,607           4,010,121          2.1
  Various metal-related products
Hamamatsu Photonics K.K.  . . . . . . . . . . . . . . . . . .    45,000             945,971             972,216          0.5
  Election tubes, semiconductors, and image processors
JSP Corporation . . . . . . . . . . . . . . . . . . . . . . .    67,200             718,162             681,972          0.4
  Polystyrene products
Kansai Paint Co., Ltd.  . . . . . . . . . . . . . . . . . . .   212,000           1,299,777           1,340,598          0.7
  Wide range of paints
Kitagawa Industries Co., Ltd. . . . . . . . . . . . . . . . .    17,700             255,371             275,427          0.1
  Metal products and fasteners
Mani, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . .    66,300           1,160,436           3,325,317          1.7
  Medical goods and equipment
Nichias Corporation . . . . . . . . . . . . . . . . . . . . .   420,000           1,887,724           1,905,733          1.0
  Building and construction materials

                                                         See notes to financial statements




                                    JAPAN SMALLER CAPITALIZATION FUND, INC.

                                      SCHEDULE OF INVESTMENTS--Continued

                                                AUGUST 31, 2005

                                                  (Unaudited)
                                                                                                                       % of
                                                                                                       Market           Net
                                                                 Shares             Cost                Value        Assets
                                                                 ------             ----               -------      --------
Nichiha Corporation . . . . . . . . . . . . . . . . . . . . .    64,600         $   790,477         $   981,922         0.5
  Ceramic exterior walls and fiber boards
Nippon Kodoshi Corp.  . . . . . . . . . . . . . . . . . . . .   188,000           2,839,396           1,433,043         0.7
  Paper for electric insulation
SK Kaken Co., Ltd.  . . . . . . . . . . . . . . . . . . . . .    49,500           1,188,490           1,719,138         0.9
  Paints
Topcon Corporation .  . . . . . . . . . . . . . . . . . . . .    60,000             981,275           1,377,475         0.7
  Medical instruments
Ushio Inc.  . . . . . . . . . . . . . . . . . . . . . . . . .   118,000           2,095,910           2,320,509         1.2
                                                                               -------------        ------------      -------
  Lamps and optical equipment
Total Miscellaneous Manufacturing . . . . . . . . . . . . . .                    20,022,208          22,869,483        11.7
                                                                               -------------        ------------      -------

Oil and Gas
Cosmo Oil Company, Ltd..  . . . . . . . . . . . . . . . . . .   435,000           1,375,075           2,154,301         1.1
  Domestic crude oil refiner
Teikoku Oil Co., Ltd. . . . . . . . . . . . . . . . . . . . .   252,000           1,890,462           2,114,113         1.1
                                                                               -------------        ------------      -------
  Oil and natural gas
Total Oil and Gas . . . . . . . . . . . . . . . . . . . . . .                     3,265,537           4,268,414         2.2
                                                                               -------------        ------------      -------

Real Estate and Warehouse
Daibiru Corporation . . . . . . . . . . . . . . . . . . . . .   315,000           2,263,529           2,304,497         1.2
  Leases office buildings, apartments and hotels
Leopalace21 Corporation . . . . . . . . . . . . . . . . . . .   118,500           1,843,194           2,207,411         1.1
  Property manager
Recrm Research Co., Ltd.  . . . . . . . . . . . . . . . . . .     1,529           2,099,657           2,565,459         1.3
  Building management
Ryowa Life Create Co., Ltd. . . . . . . . . . . . . . . . . .   122,500             949,246             917,189         0.5
  Real estate management
Sanko Soflan Company Inc. . . . . . . . . . . . . . . . . . .   138,000             931,642             970,998         0.5
  Designs and constructs housing
Tosei Corporation . . . . . . . . . . . . . . . . . . . . . .     1,937           1,440,964           1,485,228         0.7
                                                                               -------------        ------------      -------
  Residential properties and leases office facilities
Total Real Estate and Warehouse .  . . . . . . . . . . . . . .                    9,528,232          10,450,782         5.3
                                                                               -------------        ------------      -------

Restaurants
Saint Marc Co., Ltd. . . . . . . . . . . . . . . . . . . . . .   48,300           1,630,894           2,108,809         1.1
                                                                               -------------        ------------      -------
  Restaurants and bakery shop chain
Total Restaurants . . .  . . . . . . . . . . . . . . . . . . .                    1,630,894           2,108,809         1.1
                                                                               -------------        ------------      -------

Retail
Arc Land Sakamoto Co., Ltd.  . . . . . . . . . . . . . . . . .   36,000             551,975             589,094         0.3
  Operates home centers

                                           See notes to financial statements



                                    JAPAN SMALLER CAPITALIZATION FUND, INC.

                                      SCHEDULE OF INVESTMENTS--Continued

                                                AUGUST 31, 2005

                                                  (Unaudited)
                                                                                                                       % of
                                                                                                       Market           Net
                                                                 Shares             Cost                Value        Assets
                                                                 ------             ----               -------      --------
Joshin Denki Co., Ltd. .  . . . . . . . . . . . . . . . . . .   410,000         $ 1,682,696         $ 2,063,777         1.1
  Household appliances and computers
Komeri Co., Ltd. . .. . . . . . . . . . . . . . . . . . . . .    34,800             931,446           1,117,568         0.6
  Building products
Meganesuper Co., Ltd. . . . . . . . . . . . . . . . . . . . .   193,760           2,749,736           2,625,299         1.3
  Eye glasses chain
Ricoh Elemex Corporation  . . . . . . . . . . . . . . . . . .     4,000              28,250              32,980         0.0
  Precison equipment
Ryohin Keikaku Co., Ltd.  . . . . . . . . . . . . . . . . . .    52,500           2,679,180           3,049,930         1.6
  Knitwears, food and household items
Seijo Corporation . . . ... . . . . . . . . . . . . . . . . .    84,500           1,359,040           2,317,261         1.2
  Chain drug store
Shimachu Co., Ltd. . . . .. . . . . . . . . . . . . . . . . .    59,000           1,464,575           1,490,235         0.7
  Furniture and home goods
Village Vanguard Co., Ltd.+ . . . . . . . . . . . . . . . . .       229           1,751,520           2,933,381         1.5
                                                                                ------------        ------------       -----
  Books, cd's, videos and office supplies
Total Retail . . . . . . . .  . . . . . . . . . . . . . . . .                    13,198,418          16,219,525         8.3
                                                                                ------------        ------------       -----

Services
Alps Logistics Co., Ltd.  . . . . . . . . . . . . . . . . . .    93,300             715,946           1,780,069         0.9
  Transportation
Daiwa Logistics Co., Ltd. . . . . . . . . . . . . . . . . . .    31,000             234,815             278,526         0.1
  Transports housing materials and building steel frames
Funai Consulting Co., Ltd. . . . . . . . . . . . .  . . . . .    61,500             748,463             829,394         0.4
  Management and financial consulting
Hitachi Transport System, Ltd. . . . . . . . . . .. . . . . .   106,000             807,735             939,948         0.5
  Freight truck and marine transportation
Maeda Road Construction Co., Ltd. . . . . . . . . . . . . . .   105,000             749,474             766,271         0.4
  Constructs highways, runways, and harbor facilities
Obayashi Corporation . . . . . . . . . . . . . . .. . . . . .   322,000           1,622,900           1,983,907         1.0
  General contractor
Space Co., Ltd. . . . . . . . . . . . . . . . . . . . . . . .    58,100             736,768             696,016         0.3
  Interior design and display work
Sumikin Bussan Corp. . . . . . . . . . . . . . . . .. . . . .   860,000           2,202,289           3,428,984         1.8
  General trading firm
Tohokushinsha Film Corporation . . . . . . . . . . .. . . . .    79,800           1,254,729           2,076,794         1.1
  Produces tv programs, movies and commercial films
Vic Tokai Corporation . . . . . . . . . . . . . . . . . . . .    40,600             336,098             410,194         0.2
  Information and telecommunication
Yusen Air & Sea Service Co., Ltd. . . . . . . . . . . . . . .    46,500           1,612,589           1,539,443         0.8
                                                                                -----------         -----------       ------
  Domestic and international air freight forwarding
Total Services . . . . . . . . . . . . . . . . . . .. . . . .                    11,021,806          14,729,546         7.5
                                                                                -----------        ------------       ------



                                              See notes to financial statements



                                    JAPAN SMALLER CAPITALIZATION FUND, INC.

                                      SCHEDULE OF INVESTMENTS--Continued

                                                AUGUST 31, 2005

                                                  (Unaudited)
                                                                                                                       % of
                                                                                                       Market           Net
                                                                 Shares             Cost                Value        Assets
                                                                 ------             ----               -------      --------
Telecommunications
Daimei Telecom Engineering Corp. .  . . . . . . . . . . . . .   226,000         $ 1,890,566         $ 2,403,626         1.2
  Telecommunication wire installations
Jupiter Telecommunications Co., Ltd.+. . . .  . . . . . . . .     1,498           1,195,631           1,256,723         0.7
                                                                               -------------       --------------    --------
  Cable television broadcasting
Total Telecommunications . . . . . . . . . .  . . . . . . . .                     3,086,197           3,660,349         1.9
                                                                               -------------       --------------    --------

Textiles and Apparel
Seiren Co., Ltd. . . . . .. . . . . . . . . . . . . . . . . .    80,000             740,560             899,914         0.4
  Dyeing processor of filament fibers
Workman Co., Ltd. . . . . . . . . . . . . . . . . . . . . . .    71,900           1,333,163           1,945,785         1.0
                                                                               -------------       --------------    --------
  Uniforms
Total Textiles and Apparel  . . . . . . . . . . . . . . . . .                     2,073,723           2,845,699         1.4
                                                                               -------------       --------------    --------

Transportation
Keisei Electric Railway Co., Ltd. . . . . . . . . . . . . . .   332,000           1,614,165           1,716,080         0.9
                                                                               -------------       --------------    --------
  Passenger rail and business transportation
Total Transportation . . . . . . .. . . . . . . . . . . . . .                     1,164,165           1,716,080         0.9
                                                                               -------------       --------------    --------

Wholesale
Hitachi High-Technologies Corporation . . . . . . . . . . . .   133,100           2,064,939           2,152,797         1.1
  Computers and electrical devices
Kondotec, Inc. . . . . . . . . . . . . .. . . . . . . . . . .   205,500           1,400,365           1,716,594         0.8
  Construction materials
Meiko Shokai Co., Ltd. . . . . . . . . .. . . . . . . . . . .    37,300             580,251             585,468         0.3
  Office equipment
Rentrak Japan Co., Ltd. . . . . . . . . . . . . . . . . . . .   271,000           2,377,521           2,280,844         1.2
  Videocassettes and DVDs
Ryoden Trading Co., Ltd. . . . . . . . .. . . . . . . . . . .   125,000             873,137             875,017         0.5
  Electronic components
Ryosan Co., Ltd. . . . . . . . . . . . .. . . . . . . . . . .    76,700           1,882,691           1,920,008         1.0
  Electronic parts
Shinko Shoji Co., Ltd. . . . . . . . . .. . . . . . . . . . .   128,000           1,105,366           1,255,117         0.6
  Electronic parts
Takachiho Electric Co., Ltd. . . . . . .. . . . . . . . . . .    84,800           1,028,372           1,124,496         0.6
  Electronic parts, optical materials and equipment
Takihyo Co., Ltd. . . . . . . . . . . . . . . . . . . . . . .   263,000           1,531,834           1,425,854         0.7
  Apparel, accessories and interior products
Tomen Electronics Corporation . . . . . . . . . . . . . . . .    38,900             995,046           1,040,445         0.5
  Semiconductors and electronic equipment
Toshin Denki Co., Ltd. . . . . . . . . .. . . . . . . . . . .    24,400             318,608             574,480         0.3
  Lighting equipment and electrical engineering materials

                                      See notes to financial statements



                   JAPAN SMALLER CAPITALIZATION FUND, INC.
                      SCHEDULE OF INVESTMENTS--Continued

                                AUGUST 31, 2005

                                  (Unaudited)


                                                                                                                % of
                                                                                               Market           Net
                                                         Shares             Cost               Value           Assets
                                                         ------             ----               ------          ------
Yuasa Trading Co., Ltd.+...........................    1,709,000        $   2,922,481      $   3,299,139         1.7
Industrial machinery
Total Wholesale....................................                        17,080,611         18,250,259         9.3
TOTAL INVESTMENTS IN EQUITY SECURITIES.............                       160,075,756        193,166,307        98.9

INVESTMENTS IN FOREIGN CURRENCY                        Principal
                                                        Amount
Hong Kong Shanghai Bank-Tokyo
Non-interest bearing account.......................  JPY188,634,935        1,705,717          1,701,637         0.9
TOTAL INVESTMENTS IN FOREIGN CURRENCY..............                        1,705,717          1,701,637         0.9
TOTAL INVESTMENTS..................................                     $161,781,473        194,867,944        99.8
OTHER ASSETS LESS LIABILITIES, NET.................                                             466,859         0.2
NET ASSETS.........................................                                        $195,334,803       100.0


+ Non-income producing security.




  Portfolio securities and foreign currency holdings were translated at the following exchange rate as of August 31, 2005.

                   Japanese   Yen   JPY   (Y) 110.86 = $1.00








                       See notes to financial statements

JAPAN SMALLER CAPITALIZATION FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2005

(Unaudited)
ASSETS:
Investments in securities, at market value (cost--$160,075,756)..............................    $193,166,307
Investments in foreign currency, at market value (cost--$1,705,717)..........................       1,701,637
Receivable for investments sold..............................................................       1,352,775
Receivable for dividends and interest, net of withholding taxes..............................         110,065
Prepaid expenses.............................................................................           5,910
Cash or cash equivalents.....................................................................          66,023
                                                                                                -------------
Total Assets.................................................................................     196,402,717
                                                                                                -------------

LIABILITIES:
Payable for investments purchased............................................................         606,520
Accrued management fee.......................................................................         156,545
Other accrued expenses.......................................................................         304,849
                                                                                                -------------
Total Liabilities............................................................................       1,067,914
                                                                                                -------------
NET ASSETS:
Capital stock (par value of 15,846,384 shares of capital stock outstanding, authorized
100,000,000, par value $0.10 each)...........................................................       1,584,638
Paid-in capital..............................................................................     166,191,275
Accumulated net realized loss on investments and foreign currency transactions...............     (5,377,606)
Unrealized net appreciation on investments and foreign exchange..............................      33,083,085
Accumulated net investment loss..............................................................       (146,589)
                                                                                                -------------
Net Assets...................................................................................    $195,334,803
                                                                                                -------------
Net asset value per share....................................................................          $12.33









                      See notes to financial statements


                                            JAPAN SMALLER CAPITALIZATION FUND, INC.
                                                    STATEMENT OF OPERATIONS
                                           FOR THE SIX MONTHS ENDED AUGUST 31, 2005
                                                          (Unaudited)
INCOME:
Dividend income (less $93,284 withholding taxes)..............................................    $1,239,345
Interest income...............................................................................           465
                                                                                                  ----------
      Total Income ...........................................................................                    $1,239,810
                                                                                                                 ------------

EXPENSES:
Management fee................................................................................       906,662
Custodian fees................................................................................       193,360
Legal fees....................................................................................       119,400
Directors' fees and expenses..................................................................        51,320
Auditing and tax reporting fees...............................................................        41,400
Shareholder reports fees......................................................................        22,632
Annual meeting expenses.......................................................................        20,520
Registration fees.............................................................................        14,993
Transfer agency fees..........................................................................         8,384
Insurance fees................................................................................         2,760
Miscellaneous fees............................................................................         4,968
                                                                                                  ----------
  Total Expenses..............................................................................                     1,386,399
                                                                                                                 ------------
INVESTMENT LOSS--NET..........................................................................                     (146,589)
                                                                                                                 ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Realized gain (loss) on investments and foreign currency transactions:
Net realized gain on investments..............................................................                    12,132,598
Net realized loss on foreign exchange.........................................................                      (154,359)
                                                                                                                 ------------
Net realized gain on investments and foreign exchange.........................................                    11,978,239
Change in net unrealized appreciation on translation of foreign currency
  and other assets and liabilities denominated in foreign currency............................                   (10,100,264)
Change in net unrealized appreciation on investments..........................................                     9,885,971
                                                                                                                 ------------
Net realized and unrealized gain on investments and foreign exchange..........................                    11,763,946
                                                                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................................                   $11,617,357
                                                                                                                 ============



                                              See notes to financial statements

                                            JAPAN SMALLER CAPITALIZATION FUND, INC.
                                              STATEMENT OF CHANGES IN NET ASSETS


                                                                                             For the Six
                                                                                             Months Ended         For the Year
                                                                                            August 31, 2005           Ended
                                                                                              (Unaudited)       February 28, 2005
                                                                                              -----------       -----------------
FROM INVESTMENT ACTIVITIES:
  Net investment loss...........................................................            $     (146,589)     $       (976,007)
  Net realized gain on investments..............................................                12,132,598            21,234,834
  Net realized gain (loss) on foreign exchange..................................                  (154,359)              110,168
  Change in net unrealized appreciation (depreciation) on investments
    and foreign exchange........................................................                  (214,293)           14,336,574
                                                                                             -------------          -------------
  Increase in net assets derived from investment activities and
    net increase in net assets..................................................                11,617,357            34,705,569
                                                                                             -------------          -------------

NET ASSETS:
  Beginning of period...........................................................              183,717,446            149,011,877
                                                                                             -------------          -------------
  End of period.................................................................             $195,334,803           $183,717,446
                                                                                             =============          =============



                                              See notes to financial statements

                    JAPAN SMALLER CAPITALIZATION FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS

                          August 31, 2005 (Unaudited)

1. Significant Accounting Policies

    Japan Smaller Capitalization Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund was incorporated in Maryland on January 25, 1990 and investment operations commenced on March 21,1990. The following is a summary of significant accounting policies followed by the Fund. In the opinion of management, all material adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation have been included.

    (a) Valuation of Securities--Investments traded in the over-the-counter market are valued at the last reported sales price as of the close of business on the day the securities are being valued or, if none is available, at the mean of the bid and offer price at the close of business on such day or, if none is available, the last reported sales price. Portfolio securities which are traded on stock exchanges are valued at the last sales price on the principal market on which securities are traded or lacking any sales, at the last available bid price. Short-term debt securities which mature in 60 days or less are valued at amortized cost if their original maturity at the date of purchase was 60 days or less, or by amortizing their value on the 61st day prior to maturity if their term to maturity at the date of purchase exceeded 60 days. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

    (b) Foreign Currency Transactions Transactions denominated in Japanese yen ("Yen") are recorded in the Fund's records at the current prevailing rate at the time of the transaction. Asset and liability accounts that are denominated in Yen are adjusted to reflect the current exchange rate at the end of the year. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of foreign currency transactions are included in operations for the current period.

    The net assets of the Fund are presented at the exchange rate and market values at the end of the period. The Fund does not isolate that portion of the change in unrealized appreciation (depreciation) included in the statement of operations arising as a result of changes in Yen rates at August 31, 2005 on investments and other assets and liabilities. Net realized foreign exchange gains or losses includes gains or losses arising from sales of portfolio securities, sales and maturities of short-term securities, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid.

                    JAPAN SMALLER CAPITALIZATION FUND, INC.

                                  (Unaudited)

    (c) Security Transactions, Investment Income and Distributions to Shareholders -- Security transactions are accounted for on the trade date. Dividend income and distributions are recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis.

    Distributions from net investment income and net realized gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition--"temporary"), such accounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net realized gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net realized gains.

    (d) Income Taxes -- A provision for United States income taxes has not been made since it is the intention of the Fund to qualify as a regulated investment company under the Internal Revenue Code and to distribute within the allowable time limit all taxable income to its shareholders.

    Under Japanese tax laws, a withholding tax is imposed on dividends at a rate of 7% (7% effective 1/1/04 to 3/31/08) and on interest at a rate of 10% and such withholding taxes are reflected as a reduction of the related revenue. There is no withholding tax on realized gains.

    (e) Capital Account Reclassification -- For the year ended February 28, 2005, the Fund's accumulated net realized loss was increased by $110,168 and paid in capital was decreased by $865,839, with an offsetting decrease in accumulated net investment loss of $976,007. This adjustment was primarily the result of the reclassification of foreign currency gains and the net operating loss.

    (f) Use of Estimates in Financial Statement Preparation -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

    (g) Concentration of Risk -- A significant portion of the Fund's net assets consists of Japanese securities which involve certain considerations and risks not typically associated with investments in the United States. In addition to the smaller size, and greater volatility, there is often substantially less publicly available information about Japanese issuers than there is about U.S. issuers. Future economic and political developments in

                    JAPAN SMALLER CAPITALIZATION FUND, INC.

                                  (Unaudited)

Japan could adversely affect the value of securities in which the Fund is invested. Further, the Fund may be exposed to currency devaluation and other exchange rate fluctuations.

    (h) Indemnifications--Under the Fund's organizational documents its officers and directors are indemnified against certain liabilities arising from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. Management Agreement and Transactions With Affiliated Persons

    Nomura Asset Management U.S.A. Inc. (the "Manager") acts as the manager of the Fund pursuant to a management agreement. Under the agreement, the Manager provides all office space, facilities and personnel necessary to perform its duties. Pursuant to such management agreement, the Manager has retained its parent company, Nomura Asset Management Co., Ltd. (the "Investment Adviser"), to act as investment adviser for the Fund.

    As compensation for its services to the Fund, the Manager receives a monthly fee at the annual rate of 1.10% of the value of the Fund's average weekly net assets not in excess of $50 million, 1.00% of the Fund's average weekly net assets in excess of $50 million but not exceeding $100 million, ..90% of the Fund's average weekly net assets in excess of $100 million but not exceeding $175 million, and .80% of the Fund's average weekly net assets in excess of $175 million. For services performed under the Investment Advisory Agreement, the Investment Adviser receives a monthly fee from the Manager at the annual rate of .50% of the Fund's average weekly net assets not in excess of $50 million, .45% of the Fund's average weekly net assets in excess of $50 million but not in excess of $100 million, .40% of the Fund's average weekly net assets in excess of $100 million but not exceeding $175 million, and .35% of the Fund's average weekly net assets in excess of $175 million. Under the Management Agreement, the Fund accrued fees to the Manager of $906,662 for the six months ended August 31, 2005. Under the Investment Advisory Agreement, the Manager informed the Fund that the Investment Adviser earned fees of $405,613 for the six months ended August 31, 2005. At August 31, 2005, the fee payable to the Manager, by the Fund, was $156,545.

    Certain officers and/or directors of the Fund are officers and/or directors of the

                    JAPAN SMALLER CAPITALIZATION FUND, INC.

                                  (Unaudited)

Manager. Affiliates of Nomura Holdings, Inc. (the Manager's indirect parent) earned no commissions on the execution of portfolio security transactions for the six months ended August 31, 2005. The Fund pays each Director not affiliated with the Manager an annual fee of $10,000 plus $1,000 per meeting attended, together with such Director's actual expenses related to attendance at meetings. Such fees and expenses for unaffiliated Directors aggregated $51,320 for the six months ended August 31, 2005.


3. Purchases and Sales of Investments

    Purchases and sales of investments, exclusive of investments in foreign currencies and short-term securities, for the six months ended August 31, 2005 were $75,559,993 and $72,882,038, respectively.

    As of February 28, 2005, net unrealized appreciation on investments, exclusive of investments in foreign currency and short-term securities, for Federal income tax purposes was $33,266,874 of which $36,860,830 related to appreciated securities and $3,593.956 related to depreciated securities. The aggregate cost of investments, exclusive of investments in foreign currencies of $1,705,717, at August 31, 2005 for Federal income tax purposes was $160,075,756. The Fund has a capital loss carryforward as of February 28, 2005 of approximately $17,359,231, of which $1,448,965 expires February 28, 2010, $6,143,866 which expires February 28, 2011 and $9,766,401 which expires February 29, 2012. During the year ended February 28, 2005, the Fund utilized $21,234,835 of capital loss carryforwards to offset current year gains.

                    JAPAN SMALLER CAPITALIZATION FUND, INC.



FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share of common stock outstanding throughout the year.

                                                                                          For the Year Ended
                                                     For the Six      -----------------------------------------------------------
                                                     Months Ended      February 28,  February 29,            February 28,
                                                   August 31, 2005    ------------  ------------     ---------------------------
                                                     (Unaudited)          2005           2004         2003        2002       2001
                                                     -----------          ----           ----         ----        ----       ----
Net asset value, beginning of period.................       $11.59           $9.40         $5.74       $5.86        $7.59    $16.39
  Net investment loss *..............................        (0.01)          (0.06)        (0.03)      (0.05)       (0.06)    (0.09)
  Net realized and unrealized gain (loss)
    on investments and foreign currency..............         0.75            2.25          3.69       (0.07)       (1.59)    (7.89)
  Total from investment operations...................         0.74            2.19          3.66       (0.12)       (1.65)    (7.98)
Distributions to shareholders from:
  Net realized capital gains.........................           --              --            --          --        (0.08)    (0.82)
  Net investment income..............................           --              --            --          --           --        --
Total distributions..................................         0.00            0.00          0.00       (0.00)       (0.08)    (0.82)
Net asset value, end of period.......................       $12.33          $11.59         $9.40       $5.74        $5.86     $7.59
Market value, end of period..........................       $13.50          $12.20        $10.79       $6.38        $5.53     $6.89
Total investment return+.............................        10.7%           13.1%         69.1%       15.4%       (18.6%)   (31.1%)
Ratio to average net assets/supplemental data:
  Net assets, end of period (in 000).................     $195,335        $183,717      $149,012     $90,930      $92,815  $120,275
  Operating expenses.................................        1.48%           1.54%         1.47%       1.63%        1.58%     1.33%
  Net investment loss................................       (0.16%)         (0.57%)       (0.41%)     (0.75%)      (0.84%)   (0.76%)
  Portfolio turnover.................................          41%             86%           28%         28%          38%       78%

+ Based on market value per share, adjusted for reinvestment of income dividends and long term capital gain distributions, and capital share transactions. Total return does not reflect sales commissions.
* Based on average shares outstanding.

                    JAPAN SMALLER CAPITALIZATION FUND, INC.

       Board Review of the Management and Investment Advisory Agreements

    The Board of Directors of the Fund (the "Board") consists of six directors, five of whom are independent or non-interested, directors (the "Independent Directors"). The Board considers matters relating to the Fund's management and investment advisory agreements throughout the year. On an annual basis, the Board specifically considers whether to approve the continuance of these agreements for an additional one-year period. The specific agreements (the "Agreements") consist of the Fund's management agreement with Nomura Asset Management U.S.A. Inc. (the "Manager") and the investment advisory agreement between the Manager and its parent, Nomura Asset Management Co., Ltd. (the "Investment Adviser").

    The Board, including the Independent Directors, most recently approved the continuance of the Agreements at a meeting held on August 10, 2005. In connection with their deliberations at that meeting, at a meeting of the Board of Directors held on June 13, 2005 and at a separate meeting of the Independent Directors held on July 26, 2005, the Independent Directors received materials that included, among other items, information provided by the Manager regarding (i) the investment performance of the Fund, performance of other investment companies and performance of the Fund's benchmark, (ii) expenses of the Fund and the management fee paid by the Fund to the Manager and the advisory fee paid by the Manager to the Investment Adviser and (iii) the profitability of the Agreements to the Manager and the Investment Adviser. The lndependent Directors sought and received additional information from the Chief Investment Officer of the Investment Adviser, The Independent Directors were advised by independent counsel in considering these materials and the continuance of the Agreements.

    In approving the continuance of the Agreements at the meeting held on August 10, 2005, the Board, including the Independent Directors, did not identify any single factor as determinative. Matters considered by the Directors in connection with their approval of the Agreements included the following:

    The nature, extent and quality of the services provided to the Fund under the Agreements. The Board considered the nature, extent and quality of the services provided to the Fund by the Manager and the Investment Adviser and the resources dedicated by the Manager and the Investment Adviser. These services included both investment advisory services and related services such as the compliance oversight provided by the Manager. Based on its review of all of these services, the Board, including the Independent Directors, concluded that the nature extent and quality of these services supported the continuance of the Agreements.

    lnvestment performance. The Board considered performance information provided by the Manager regarding the Fund's investment performance over a number of time periods, including the one-year, three-year and five-year periods recently ended. The Manager also provided the Directors with comparative performance information that they requested.

    THE BOARD RECEIVED A DETAILED ANALYSIS OF THE POSSIBLE INDICES FOR EVALUATING THE PERFORMANCE OF THE FUND, INFORMATION ABOUT THE PERFORMANCE OF THE FUND COMPARED TO THE FUND'S

                    JAPAN SMALLER CAPITALIZATION FUND, INC.

BENCHMARK INDEX, DATA ON THE FUND'S EXPENSE RATIO AND COMPONENTS THEREOF, AND COMPARATIVE FEE, EXPENSE RATIO AND PERFORMANCE INFORMATION FOR OTHER FUNDS INVESTING PRIMARILY IN JAPANESE STOCKS.

    After considering all factors deemed appropriate, the Board, including the Independent Directors, concluded that the Fund's performance supported the continuance of the Agreement.

    The costs of the services to be provided and the profits to be realized by the Manager and its affiliates from their advisory relationships with the Funds. The Board considered the fee payable under the Fund's management agreement in connection with other information provided for the Directors' consideration. The Manager and its affiliates also act as advisers to one additional investment company registered under the Investment Company Act of 1940 and the Board of Directors of the Fund compared the advisory arrangements and fees for these two companies. The Board of Directors of the Fund recognized that the nature of the services provided by the Manager and the Investment Adviser to other investment vehicles and separate accounts differed from the range of services provided to the two registered investment companies.

    The Manager also provided the Board with information prepared by the Manager and the Investment Adviser indicating the profitability of the Agreements to these respective advisors. The Independent Directors reviewed this information with the Manager and requested and received certain supplemental information from the Manager and the Investment Adviser with respect to the methodologies used to charge and allocate expenses to the Fund.

    After reviewing the information described above, the Independent Directors concluded that the management fee charged to the Fund was reasonable and that the costs of the services provided pursuant to the Agreements and the profitability of the Agreements to the Manager and the Investment Adviser supported the continuance of the Agreements.

    Economies of scale. The Board also considered whether the Manager realizes economies scale as the Fund grows larger and the extent to which any economies of scale are shared with the Fund and its shareholders. The Board noted that the management agreement contains three separate breakpoints in the management fee for net assets above $50 million, with the last breakpoint applicable to net assets in excess of $175 million. The Fund had net assets of approximately $192 million August 10, 2005 (the date the Agreements were most recently continued) and the Board recognized that the breakpoints in the fee provided significant benefits to the Fund at its current size. The Board and the Manager reviewed the overall operating expenses of the Fund and agreed that management would continue its focus on ways to reduce the expenses incurred by the Fund.

    Based on an evaluation of all factors deemed relevant, including the factors described above, the Board, including each of the Independent Directors, concluded that each of the Agreements should be continued through August 31, 2006.

                                                        =========================================
BOARD OF DIRECTORS
William G. Barker, Jr.
William K. Grollman
Hiroshi Terasaki
Chor Weng Tan
Arthur R. Taylor
John F. Wallace

OFFICERS
Hiroshi Terasaki, President
Keiko Tani, Vice President
Kenneth L. Munt, Vice President
Rita Chopra-Brathwaite, Treasurer
Neil A. Daniele, Secretary

MANAGER
Nomura Asset Management U.S.A. Inc.
Two World Financial Center, Building B                                    JAPAN
New York, New York 10281
Internet Address                                                 Smaller Capitalization
www.nomura.com
                                                                        Fund, Inc.
INVESTMENT ADVISER
Nomura Asset Management Co., Ltd.
1-12,1-Chome,
Nihombashi, Chuo-ku,
Tokyo 103-8260,

DIVIDEND PAYING AGENT, TRANSFER AGENT AND REGISTRAR
Equiserve Trust Company, N.A.
P.O. Box 43011
Providence, RI 02940-3011

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

COUNSEL
Sidley Austin Brown & Wood LLP
787 Seventh Avenue
New York, New York 10019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                        SEMI-ANNUAL REPORT
Ernst & Young LLP
5 Times Square                                                        AUGUST 31, 2005
New York, New York 10036

JAPAN SMALLER CAPITALIZATION FUND, INC.
TWO WORLD FINANCIAL CENTER, BUILDING B
NEW YORK, NEW YORK 10281

---------------------------------------------------
This Report, including the Financial Statements,
is transmitted to the Shareholders of Japan Smaller
Capitalization Fund, Inc. for their information.
This is not a prospectus, circular or
representation intended for use in the purchase of
shares of the Fund or any securities mentioned in
the Report.

The accompanying Financial Statements, including
the Schedule of Investments, have not been examined
by the Fund's independent accountants, Ernst &
Young, LLP, and accordingly, they express no
opinion thereon.
                                                        =========================================


ITEM 2.  CODE OF ETHICS
------------------------------------------------------------------------------

Not Applicable to this semi-annual report


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
------------------------------------------------------------------------------

Not Applicable to this semi-annual report


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
------------------------------------------------------------------------------

Not Applicable to this semi-annual report

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
------------------------------------------------------------------------------

Not Applicable to this semi-annual report


ITEM 6.  SCHEDULE OF INVESTMENTS
------------------------------------------------------------------------------

Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------------

Not Applicable to this semi-annual report


ITEM 8.  PORTFILIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------------

This Form N-CSR disclosure requirement is not yet effective with respect to the registrant

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
------------------------------------------------------------------------------

(a)  Not applicable

(b)  Not applicable


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
------------------------------------------------------------------------------

Not Applicable


ITEM 11.  CONTROLS AND PROCEDURES
------------------------------------------------------------------------------

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS
------------------------------------------------------------------------------

(a) (1)   Not applicable for this semi-annual report.

(a) (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as an exhibit.

(a) (3)   Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as an exhibit.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Japan Smaller Capitalization Fund, Inc.

By: /s/ Hiroshi Terasaki
--------------------------------------
Hiroshi Terasaki
(Principal Executive Officer)

Date:  December 29, 2006
--------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Rita Chopra-Brathwaite
--------------------------------------
Rita Chopra-Brathwaite, Treasurer
(Principal Financial Officer)

Date:  December 29, 2006
--------------------------------------